Major Customer and Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Receivables, net	$ 299	$ 247
First Major Customer [Member] | MPC [Member] | Revenues And Other Income [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%	82.00%	90.00%
Second Major Customer [Member]
Concentration Risk [Line Items]
Receivables, net	$ 59
Second Major Customer [Member] | Revenues And Other Income [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%